Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Schedule of movement in carrying amount
	Goodwill	Technology	Development Costs	Other	Total
Cost
As of January 1, 2021	—	—	7,672	—	7,672
Acquisitions through business combinations	89,244	39,987	—	2,853	132,084
As of December 31, 2021	89,244	39,987	7,672	2,853	139,756
Acquisitions through business combinations	22,050	8,902	—	2,497	33,449
Effect of changes in exchange rates	—	(453)	—	48	(405)
As of December 31, 2022	111,294	48,436	7,672	5,398	172,800

Amortization and impairment losses
As of January 1, 2021	—	—	(3,232)	—	(3,232)
Amortization for the year	—	(3,189)	(775)	(301)	(4,265)
Impairment loss	(89,244)	(36,798)	(3,665)	(2,552)	(132,259)
As of December 31, 2021	(89,244)	(39,987)	(7,672)	(2,853)	(139,756)
Amortization for the year	—	(1,654)	—	(348)	(2,002)
Effect of changes in exchange rates	—	13	—	(10)	3
Impairment loss	(22,050)	(6,808)	—	(2,187)	(31,045)
As of December 31, 2022	(111,294)	(48,436)	(7,672)	(5,398)	(172,800)
Carrying amount
As of December 31, 2021	—	—	—	—	—
As of December 31, 2022	—	—	—	—	—